Commitments	9 Months Ended	12 Months Ended
	Jul. 31, 2025	Oct. 31, 2024
Commitments [Abstract]
Commitments
13.	Commitments

a.	On January 15, 2024, the Company entered into a license agreement with BIRAD, the research and development company of Bar-Ilan University, which provides the Company with an exclusive, perpetual, worldwide and sublicensable license to use the joint patent that the Company has with BIRAD, to further develop, manufacture and commercialize products for innovative treatment of cocaine addiction (“the BIRAD License Agreement”). According to the BIRAD License Agreement, the Company shall pay BIRAD royalties at the rate of 1.5% of the Company’s net sales , as well as certain fees in the case of sublicenses or an “exit” event, all subject to the terms as described in the BIRAD License Agreement. The Company will also pay BIRAD different payments upon reaching certain milestones.

b.	On March 19, 2024, the Company entered into a License Agreement with Yissum Research Development Company of the Hebrew University of Jerusalem, which provides to the Company with an exclusive, perpetual, worldwide and sublicensable license to use the Yissum’s patent titled “Psychedelic compounds, methods of their preparation and uses thereof” to further develop, manufacture, and commercialize innovative compounds targeted at treating post-traumatic stress disorder and other health conditions (the “Yissum PTSD License Agreement”). According to the Yissum PTSD License Agreement, the Company is required to pay Yissum annual maintenance fees ranging from $25,000 to $50,000 beginning on the fifth anniversary of the effective date of the Yissum PSTD License Agreement, and royalties at the rate of 3.0% of net sales, as well as certain fees in the case of sublicensing or an exit event, all subject to the terms as described in the Yissum PTSD License Agreement. The Company will also pay Yissum different payments when reaching certain milestones. All right, title and interest in the patent (the Licensed Patent as defined in the Yissum PSTD License Agreement) vest solely in Yissum, and the Company shall hold and make use of the license granted. Subject to such Yissum’s ownership rights, all rights in results of the Company’s development shall be solely owned by the Company.

c.	On March 31, 2024, the Company entered into a License Agreement with Yissum Research Development Company of the Hebrew University of Jerusalem, which provides to the Company with an exclusive, perpetual, worldwide and sublicensable license to use Yissum’s patent “Psychoactive compounds, methods of their preparation and uses thereof in the treatment of mental disorders” to further develop, manufacture, and commercialize innovative compounds targeted at Generation 3.0 psychedelic compounds for the treatment of mental disorders (the “Yissum Psychedelic License Agreement). According to the Yissum Psychedelic License Agreement, the Company is required to pay Yissum annual maintenance fees ranging from $25,000 to $50,000 beginning of the fifth anniversary of the effective date of the Yissum Psychedelic License Agreement, and the Company shall pay Yissum royalties at the rate of 3.0% of net sales, as well as certain fees in the case of sublicenses or an exit event, all subject to the terms as described in the Yissum Psychedelic License Agreement. The Company will also pay Yissum different payments when reaching certain milestones. All right, title and interest in the patent (the Licensed Patent as defined in the Yissum Psychedelic License Agreement) vest solely in Yissum, and the Company shall hold and make use of the license granted. Subject to such Yissum’s ownership rights, all rights in results of the Company’s development shall be solely owned by the Company.

d.	Respect to the Company’s lease commitment, refer to Note 4c.

14.	Commitments

a.	On January 15, 2024, the Company entered into a license agreement with BIRAD, the research and development company of Bar-Ilan University, which provides to the Company with an exclusive, perpetual, worldwide and sublicensable license to use the joint patent that the Company has with BIRAD to further develop, manufacture and commercialize products for innovative treatment of cocaine addiction (“the BIRAD License Agreement”). According to the BIRAD License Agreement, the Company shall pay BIRAD royalties at the rate of 1.5% of net sales, as well as certain fees in the case of sublicenses or an “exit” event, all subject to the terms as described in the BIRAD License Agreement. The Company will also pay BIRAD different payments when reaching several milestones.

b.	On March 19, 2024, the Company entered into a License Agreement with Yissum Research Development Company of the Hebrew University of Jerusalem, which provides to the Company with an exclusive, perpetual, worldwide and sublicensable license to use to Yissum’s patent titled “psychedelic compounds, methods of their preparation and uses thereof” to further develop, manufacture, and commercialize innovative compounds targeted at treating post-traumatic stress disorder and other health conditions (the “Yissum PTSD License Agreement”). According to the Yissum PTSD License Agreement, the Company is required to pay Yissum annual maintenance fees ranging from $25,000 to $50,000 beginning of the fifth anniversary of the effective date of the Yissum PSTD License Agreement, and royalties at the rate of 3.0% of net sales, as well as certain fees in the case of sublicensing or an exit event, all subject to the terms as described in the Yissum PTSD License Agreement. The Company will also pay Yissum different payments when reaching several milestones. All right, title and interest in the patent (the Licensed Patent as defined in the Yissum PSTD License Agreement) vest solely in Yissum, and the Company shall hold and make use of the license granted. Subject to such Yissum’s ownership rights, all rights in results of the Company’s development shall be solely owned by the Company.

c.	On March 31, 2024, the Company entered into a License Agreement with Yissum Research Development Company of the Hebrew University of Jerusalem, which provides to the Company with an exclusive, perpetual, worldwide and sublicensable license to use Yissum’s patent “psychoactive compounds, methods of their preparation and uses thereof in the treatment of mental disorders” to further develop, manufacture, and commercialize innovative compounds targeted at Generation 3.0 psychedelic compounds for the treatment of mental disorders (the “Yissum Psychedelic License Agreement). According to the Yissum Psychedelic License Agreement, the Company is required to pay Yissum annual maintenance fees ranging from $25,000 to $50,000 beginning of the fifth anniversary of the effective date of the Yissum Psychedelic License Agreement, and the Company shall pay Yissum royalties at the rate of 3.0% of net sales, as well as certain fees in the case of sublicenses or an exit event, all subject to the terms as described in the Yissum Psychedelic License Agreement. The Company will also pay Yissum different payments when reaching several milestones. All right, title and interest in the patent (the Licensed Patent as defined in the Yissum Psychedelic License Agreement) vest solely in Yissum, and the Company shall hold and make use of the license granted. Subject to such Yissum’s ownership rights, all rights in results of the Company’s development shall be solely owned by the Company.

d.	In respect to the Company’s lease commitment, refer to Note 4.